Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing Operations
Net revenue	€ 6,063,967	€ 4,933,118	€ 5,340,038
Cost of sales	(3,832,437)	(2,970,522)	(3,084,873)
Gross Margin	2,231,530	1,962,596	2,255,165
Research and development	(361,140)	(354,881)	(294,216)
Selling, general and administration expenses	(1,190,423)	(1,061,508)	(985,616)
Operating Expenses	(1,551,563)	(1,416,389)	(1,279,832)
Other Income	22,235	16,302	0
Profit of equity accounted investees with similar activity to that of the Group	103,478	32,555	20,799
Operating Result	805,680	595,064	996,132
Finance income	33,859	11,551	8,021
Finance costs	(496,524)	(277,994)	(249,639)
Change in fair value of financial instruments	11,999	246	55,703
Impairment of financial assets at amortized cost	0	0	0
Exchange differences	7,725	(11,602)	8,246
Finance result	(442,941)	(277,799)	(177,669)
Profit/(loss) of equity accounted investees	(1,482)	33,188	60,166
Profit before income tax from continuing operations	361,257	350,453	878,629
Income tax expense	(90,111)	(85,126)	(169,639)
Profit after income tax from continuing operations	271,146	265,327	708,990
Consolidated profit for the year	271,146	265,327	708,990
Profit attributable to the Parent	208,279	188,726	618,546
Profit attributable to non-controlling interest	€ 62,867	€ 76,601	€ 90,444
Basic earnings per share (Euros)	€ 0.31	€ 0.28	€ 0.90
Diluted earnings per share (Euros)	€ 0.31	€ 0.28	€ 0.90